UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	3/31/2015

Item 1	– Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STOCK INDEX FUND

SEMIANNUAL REPORT • MARCH 31, 2015

Objective

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Stock Index Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Stock Index Fund

Prudential Stock Index Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/15
	Six Months	One Year	Five Years	Ten Years
Class A	5.64%	12.14%	91.72%	106.02%
Class C	5.33	11.46	86.04	92.23
Class I	5.83	12.56	95.08	113.40
Class Z	5.82	12.47	94.57	112.04
S&P 500 Index	5.92	12.71	96.40	115.97
Lipper S&P 500 Index Objective Funds Average	5.53	12.01	90.97	105.77

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		8.50%	13.15%	7.14%
Class C		10.46	13.22	6.75
Class I		12.56	14.30	7.87
Class Z		12.47	14.24	7.81
S&P 500 Index		12.71	14.45	8.00
Lipper S&P 500 Index Objective Funds Average		12.01	13.81	7.48

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	None	None

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper S&P 500 Index Objective Funds Average

The Lipper S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Stock Index Fund	3

Your Fund’s Performance (continued)

S&P 500 Index as of 3/31/15

*Sector weightings are subject to change.

Source: FactSet.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Prudential Investments LLC, its affiliates, and subsidiaries. The Prudential Stock Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

The performance cited does not represent the performance of the Prudential Stock Index Fund. Past performance does not guarantee future results.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2014, at the beginning of the period, and held through the six-month period ended March 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investment funds, including the Fund, that you own. You should consider

Prudential Stock Index Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Stock Index Fund		Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,056.40	0.53%	$2.72
	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67

Class C	Actual	$1,000.00	$1,053.30	1.16%	$5.94
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84

Class I	Actual	$1,000.00	$1,058.30	0.20%	$1.03
	Hypothetical	$1,000.00	$1,023.93	0.20%	$1.01

Class Z	Actual	$1,000.00	$1,058.20	0.26%	$1.33
	Hypothetical	$1,000.00	$1,023.64	0.26%	$1.31

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annual expense ratios for the six-month period ended March 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.60%	0.53%
C	1.23	1.16
I	0.27	0.20
Z	0.33	0.26

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Stock Index Fund	7

Portfolio of Investments

as of March 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 94.9%

COMMON STOCKS 94.3%

Aerospace & Defense 2.6%
Boeing Co. (The)	35,184	$5,280,415
General Dynamics Corp.	16,712	2,268,320
Honeywell International, Inc.	41,515	4,330,429
L-3 Communications Holdings, Inc.	4,600	578,634
Lockheed Martin Corp.	14,456	2,933,990
Northrop Grumman Corp.	10,748	1,729,998
Precision Castparts Corp.	7,580	1,591,800
Raytheon Co.	16,444	1,796,507
Rockwell Collins, Inc.	7,463	720,553
Textron, Inc.	14,134	626,560
United Technologies Corp.	44,740	5,243,528

		27,100,734

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.(a)	7,700	563,794
Expeditors International of Washington, Inc.	10,500	505,890
FedEx Corp.	14,116	2,335,492
United Parcel Service, Inc. (Class B Stock)	37,100	3,596,474

		7,001,650

Airlines 0.5%
American Airlines Group, Inc.	36,900	1,947,582
Delta Air Lines, Inc.	44,800	2,014,208
Southwest Airlines Co.	36,474	1,615,798

		5,577,588

Auto Components 0.4%
BorgWarner, Inc.	11,900	719,712
Delphi Automotive PLC (United Kingdom)	16,100	1,283,814
Goodyear Tire & Rubber Co. (The)	13,771	372,919
Johnson Controls, Inc.	35,556	1,793,444

		4,169,889

Automobiles 0.6%
Ford Motor Co.	208,738	3,369,031
General Motors Co.	71,900	2,696,250
Harley-Davidson, Inc.	11,300	686,362

		6,751,643

See Notes to Financial Statements.

Prudential Stock Index Fund	9

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks 5.4%
Bank of America Corp.	560,995	$8,633,713
BB&T Corp.	38,258	1,491,679
Citigroup, Inc.	162,415	8,367,621
Comerica, Inc.(a)	9,261	417,949
Fifth Third Bancorp	42,673	804,386
Huntington Bancshares, Inc.	39,829	440,110
JPMorgan Chase & Co.	199,593	12,091,344
KeyCorp	45,035	637,696
M&T Bank Corp.(a)	7,200	914,400
PNC Financial Services Group, Inc. (The)	28,302	2,638,879
Regions Financial Corp.	71,574	676,374
SunTrust Banks, Inc.	27,683	1,137,495
U.S. Bancorp	94,895	4,144,065
Wells Fargo & Co.	250,516	13,628,070
Zions Bancorporation	9,000	243,000

		56,266,781

Beverages 2.0%
Brown-Forman Corp. (Class B Stock)	8,530	770,685
Coca-Cola Co. (The)	210,364	8,530,260
Coca-Cola Enterprises, Inc.	11,200	495,040
Constellation Brands, Inc. (Class A Stock)*	9,100	1,057,511
Dr. Pepper Snapple Group, Inc.	10,400	816,192
Molson Coors Brewing Co. (Class B Stock)	8,894	662,158
Monster Beverage Corp.*	8,050	1,114,080
PepsiCo, Inc.	79,451	7,597,105

		21,043,031

Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	11,000	1,906,300
Amgen, Inc.	40,846	6,529,233
Biogen, Inc.*	12,570	5,307,557
Celgene Corp.*	42,900	4,945,512
Gilead Sciences, Inc.*	80,100	7,860,213
Regeneron Pharmaceuticals, Inc.*	4,050	1,828,494
Vertex Pharmaceuticals, Inc.*	13,100	1,545,407

		29,922,716

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Building Products 0.1%
Allegion PLC	5,233	$320,103
Masco Corp.	18,426	491,974

		812,077

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	3,200	687,296
Ameriprise Financial, Inc.	9,971	1,304,606
Bank of New York Mellon Corp. (The)	59,838	2,407,881
BlackRock, Inc.	6,900	2,524,296
Charles Schwab Corp. (The)	60,911	1,854,131
E*TRADE Financial Corp.*	13,720	391,775
Franklin Resources, Inc.	21,142	1,085,007
Goldman Sachs Group, Inc. (The)	21,800	4,097,746
Invesco Ltd.	22,900	908,901
Legg Mason, Inc.	5,300	292,560
Morgan Stanley	81,536	2,910,020
Northern Trust Corp.	11,962	833,153
State Street Corp.	22,462	1,651,631
T. Rowe Price Group, Inc.	13,600	1,101,328

		22,050,331

Chemicals 2.3%
Air Products & Chemicals, Inc.	10,232	1,547,897
Airgas, Inc.	3,900	413,829
CF Industries Holdings, Inc.	2,700	765,936
Dow Chemical Co. (The)	58,736	2,818,153
E.I. du Pont de Nemours & Co.	48,144	3,440,852
Eastman Chemical Co.	7,686	532,332
Ecolab, Inc.	14,582	1,667,889
FMC Corp.	6,700	383,575
International Flavors & Fragrances, Inc.	4,675	548,845
LyondellBasell Industries NV (Class A Stock)	22,100	1,940,380
Monsanto Co.	25,684	2,890,477
Mosaic Co. (The)	17,000	783,020
PPG Industries, Inc.	7,274	1,640,578
Praxair, Inc.	15,608	1,884,510
Sherwin-Williams Co. (The)	4,516	1,284,802
Sigma-Aldrich Corp.	6,582	909,962

		23,453,037

See Notes to Financial Statements.

Prudential Stock Index Fund	11

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 0.4%
ADT Corp. (The)(a)	8,300	$344,616
Cintas Corp.	5,400	440,802
Pitney Bowes, Inc.	9,625	224,455
Republic Services, Inc.	13,775	558,714
Stericycle, Inc.*	4,500	631,935
Tyco International PLC	22,000	947,320
Waste Management, Inc.	22,713	1,231,726

		4,379,568

Communications Equipment 1.5%
Cisco Systems, Inc.	271,344	7,468,743
F5 Networks, Inc.*	4,200	482,748
Harris Corp.	5,700	448,932
Juniper Networks, Inc.(a)	22,100	499,018
Motorola Solutions, Inc.	11,416	761,105
QUALCOMM, Inc.	88,200	6,115,788

		15,776,334

Construction & Engineering 0.1%
Fluor Corp.	8,074	461,510
Jacobs Engineering Group, Inc.*(a)	6,700	302,572
Quanta Services, Inc.*	10,700	305,271

		1,069,353

Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,600	503,280
Vulcan Materials Co.	6,900	581,670

		1,084,950

Consumer Finance 0.8%
American Express Co.	47,659	3,723,121
Capital One Financial Corp.	29,866	2,354,038
Discover Financial Services	24,018	1,353,414
Navient Corp.	21,792	443,032

		7,873,605

Containers & Packaging 0.2%
Avery Dennison Corp.	4,768	252,275
Ball Corp.	7,264	513,129
MeadWestvaco Corp.	8,735	435,615

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
Owens-Illinois, Inc.*	8,600	$200,552
Sealed Air Corp.	11,036	502,800

		1,904,371

Distributors 0.1%
Genuine Parts Co.	8,199	764,065

Diversified Consumer Services
H&R Block, Inc.	13,620	436,793

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	97,700	14,100,064
CME Group, Inc.	17,200	1,629,012
Intercontinental Exchange, Inc.	6,188	1,443,475
Leucadia National Corp.	14,900	332,121
McGraw Hill Financial, Inc.	14,700	1,519,980
Moody’s Corp.	9,676	1,004,369
NASDAQ OMX Group, Inc. (The)	5,900	300,546

		20,329,567

Diversified Telecommunication Services 2.1%
AT&T, Inc.	277,831	9,071,182
CenturyLink, Inc.	30,208	1,043,686
Frontier Communications Corp.	47,260	333,183
Level 3 Communications, Inc.*	14,400	775,296
Verizon Communications, Inc.	221,433	10,768,287
Windstream Holdings, Inc.	27,577	204,070

		22,195,704

Electric Utilities 1.6%
American Electric Power Co., Inc.	26,391	1,484,494
Duke Energy Corp.	37,939	2,912,957
Edison International	17,162	1,072,110
Entergy Corp.	10,015	776,062
Eversource Energy	17,300	873,996
Exelon Corp.	44,612	1,499,409
FirstEnergy Corp.	22,577	791,550
NextEra Energy, Inc.	23,272	2,421,452
Pepco Holdings, Inc.	11,600	311,228
Pinnacle West Capital Corp.	5,700	363,375
PPL Corp.	35,652	1,200,046

See Notes to Financial Statements.

Prudential Stock Index Fund	13

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Southern Co. (The)	47,815	$2,117,248
Xcel Energy, Inc.	25,683	894,025

		16,717,952

Electrical Equipment 0.5%
AMETEK, Inc.	12,800	672,512
Eaton Corp. PLC	25,093	1,704,819
Emerson Electric Co.(a)	37,250	2,109,095
Rockwell Automation, Inc.(a)	7,163	830,836

		5,317,262

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. (Class A Stock)	16,900	995,917
Corning, Inc.	67,997	1,542,172
FLIR Systems, Inc.	6,300	197,064
TE Connectivity Ltd. (Switzerland)	21,400	1,532,668

		4,267,821

Energy Equipment & Services 1.2%
Baker Hughes, Inc.	23,045	1,465,201
Cameron International Corp.*	10,100	455,712
Diamond Offshore Drilling, Inc.(a)	2,800	75,012
Ensco PLC (Class A Stock)	11,500	242,305
FMC Technologies, Inc.*	12,100	447,821
Halliburton Co.	44,522	1,953,626
Helmerich & Payne, Inc.(a)	5,500	374,385
National Oilwell Varco, Inc.	22,400	1,119,776
Noble Corp. PLC(a)	13,600	194,208
Schlumberger Ltd.	68,341	5,702,373
Transocean Ltd.(a)	17,000	249,390

		12,279,809

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	23,508	3,561,345
CVS Health Corp.	60,899	6,285,386
Kroger Co. (The)	26,034	1,995,766
Sysco Corp.	30,880	1,165,102
Wal-Mart Stores, Inc.	84,626	6,960,489
Walgreens Boots Alliance, Inc.	46,578	3,944,225
Whole Foods Market, Inc.	19,200	999,936

		24,912,249

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food Products 1.6%
Archer-Daniels-Midland Co.	34,659	$1,642,837
Campbell Soup Co.	9,647	449,068
ConAgra Foods, Inc.	22,843	834,455
General Mills, Inc.	32,144	1,819,350
Hershey Co. (The)	7,916	798,804
Hormel Foods Corp.	7,500	426,375
J.M. Smucker Co. (The)	5,500	636,515
Kellogg Co.	13,670	901,536
Keurig Green Mountain, Inc.	6,700	748,591
Kraft Foods Group, Inc.	31,455	2,740,202
McCormick & Co., Inc.	7,000	539,770
Mead Johnson Nutrition Co.	10,865	1,092,258
Mondelez International, Inc. (Class A Stock)	89,266	3,221,610
Tyson Foods, Inc. (Class A Stock)	14,800	566,840

		16,418,211

Gas Utilities
AGL Resources, Inc.	6,430	319,250

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	80,274	3,719,094
Baxter International, Inc.	28,574	1,957,319
Becton, Dickinson and Co.	11,081	1,591,121
Boston Scientific Corp.*	69,172	1,227,803
C.R. Bard, Inc.	4,412	738,348
DENTSPLY International, Inc.	7,200	366,408
Edwards Lifesciences Corp.*	5,800	826,268
Intuitive Surgical, Inc.*	2,050	1,035,311
Medtronic PLC	76,615	5,975,204
St. Jude Medical, Inc.	15,164	991,726
Stryker Corp.	16,100	1,485,225
Varian Medical Systems, Inc.*	5,200	489,268
Zimmer Holdings, Inc.	9,011	1,058,973

		21,462,068

Health Care Providers & Services 2.7%
Aetna, Inc.	18,944	2,018,104
AmerisourceBergen Corp.	11,100	1,261,737
Anthem, Inc.	14,400	2,223,504
Cardinal Health, Inc.	17,673	1,595,342

See Notes to Financial Statements.

Prudential Stock Index Fund	15

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Cigna Corp.	14,291	$1,849,827
DaVita HealthCare Partners, Inc.*	9,100	739,648
Express Scripts Holding Co.*	39,270	3,407,458
HCA Holdings, Inc.*	16,300	1,226,249
Henry Schein, Inc.*	4,300	600,366
Humana, Inc.	8,410	1,497,148
Laboratory Corp. of America Holdings*	5,600	706,104
McKesson Corp.	12,476	2,822,071
Patterson Cos., Inc.(a)	4,400	214,676
Quest Diagnostics, Inc.	7,700	591,745
Tenet Healthcare Corp.*(a)	4,743	234,826
UnitedHealth Group, Inc.	51,148	6,050,297
Universal Health Services, Inc. (Class B Stock)	5,000	588,550

		27,627,652

Health Care Technology 0.1%
Cerner Corp.*	16,000	1,172,160

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	23,900	1,143,376
Chipotle Mexican Grill, Inc.*	1,660	1,079,897
Darden Restaurants, Inc.	6,753	468,253
Marriott International, Inc. (Class A Stock)	11,170	897,174
McDonald’s Corp.	51,930	5,060,059
Royal Caribbean Cruises Ltd.	9,200	753,020
Starbucks Corp.	39,600	3,750,120
Starwood Hotels & Resorts Worldwide, Inc.	9,600	801,600
Wyndham Worldwide Corp.	6,651	601,716
Wynn Resorts Ltd.	4,600	579,048
Yum! Brands, Inc.	23,664	1,862,830

		16,997,093

Household Durables 0.4%
D.R. Horton, Inc.	17,800	506,944
Garmin Ltd.(a)	6,200	294,624
Harman International Industries, Inc.	3,700	494,431
Leggett & Platt, Inc.	7,400	341,066
Lennar Corp. (Class A Stock)(a)	9,100	471,471
Mohawk Industries, Inc.*	3,300	612,975
Newell Rubbermaid, Inc.	13,627	532,407

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables (cont’d.)
PulteGroup, Inc.	15,711	$349,256
Whirlpool Corp.	4,185	845,621

		4,448,795

Household Products 1.7%
Clorox Co. (The)	7,432	820,418
Colgate-Palmolive Co.	45,360	3,145,262
Kimberly-Clark Corp.	20,016	2,143,914
Procter & Gamble Co. (The)	144,623	11,850,409

		17,960,003

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	34,800	447,180
NRG Energy, Inc.	17,000	428,230

		875,410

Industrial Conglomerates 2.2%
3M Co.	34,198	5,640,960
Danaher Corp.	32,600	2,767,740
General Electric Co.	537,572	13,337,161
Roper Industries, Inc.	5,400	928,800

		22,674,661

Insurance 2.5%
ACE Ltd.	17,900	1,995,671
Aflac, Inc.	23,900	1,529,839
Allstate Corp. (The)	22,308	1,587,660
American International Group, Inc.	74,301	4,070,952
Aon PLC	15,089	1,450,355
Assurant, Inc.	3,900	239,499
Chubb Corp. (The)	12,768	1,290,845
Cincinnati Financial Corp.	7,507	399,973
Genworth Financial, Inc. (Class A Stock)*	23,300	170,323
Hartford Financial Services Group, Inc. (The)	22,753	951,531
Lincoln National Corp.	14,151	813,116
Loews Corp.	15,117	617,227
Marsh & McLennan Cos., Inc.	28,640	1,606,418
MetLife, Inc.	60,700	3,068,385
Principal Financial Group, Inc.	14,100	724,317
Progressive Corp. (The)	27,716	753,875

See Notes to Financial Statements.

Prudential Stock Index Fund	17

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
Prudential Financial, Inc.(b)	24,500	$1,967,595
Torchmark Corp.	6,933	380,760
Travelers Cos., Inc. (The)	17,511	1,893,464
Unum Group	12,626	425,875
XL Group PLC (Ireland)	13,100	482,080

		26,419,760

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	20,260	7,538,746
Expedia, Inc.	5,300	498,889
Netflix, Inc.*	3,200	1,333,408
Priceline Group, Inc. (The)*	2,800	3,259,620
TripAdvisor, Inc.*	6,300	523,971

		13,154,634

Internet Software & Services 3.2%
Akamai Technologies, Inc.*	9,900	703,346
eBay, Inc.*	59,800	3,449,264
Equinix, Inc.	3,000	698,550
Facebook, Inc. (Class A Stock)*	112,100	9,216,301
Google, Inc. (Class A Stock)*	15,280	8,475,816
Google, Inc. (Class C Stock)*	15,240	8,351,520
VeriSign, Inc.*(a)	5,700	381,729
Yahoo!, Inc.*	48,100	2,137,324

		33,413,850

IT Services 3.2%
Accenture PLC (Class A Stock)	33,200	3,110,508
Alliance Data Systems Corp.*	3,410	1,010,213
Automatic Data Processing, Inc.	25,778	2,207,628
Cognizant Technology Solutions Corp. (Class A Stock)*	32,800	2,046,392
Computer Sciences Corp.	7,251	473,345
Fidelity National Information Services, Inc.	15,400	1,048,124
Fiserv, Inc.*	12,900	1,024,260
International Business Machines Corp.	49,134	7,886,007
MasterCard, Inc. (Class A Stock)	52,200	4,509,558
Paychex, Inc.(a)	17,625	874,464
Teradata Corp.*(a)	7,600	335,464
Total System Services, Inc.	7,971	304,094
Visa, Inc. (Class A Stock)(a)	104,120	6,810,489

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
Western Union Co. (The)(a)	25,452	$529,656
Xerox Corp.	54,600	701,610

		32,871,812

Leisure Products 0.1%
Hasbro, Inc.	5,954	376,531
Mattel, Inc.	17,013	388,747

		765,278

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	18,098	751,972
PerkinElmer, Inc.	6,170	315,534
Thermo Fisher Scientific, Inc.	21,702	2,915,446
Waters Corp.*	4,500	559,440

		4,542,392

Machinery 1.4%
Caterpillar, Inc.	32,056	2,565,442
Cummins, Inc.	9,016	1,249,978
Deere & Co.	18,680	1,638,049
Dover Corp.(a)	9,162	633,277
Flowserve Corp.	6,900	389,781
Illinois Tool Works, Inc.	19,336	1,878,299
Ingersoll-Rand PLC	13,800	939,504
Joy Global, Inc.	5,300	207,654
PACCAR, Inc.	18,664	1,178,445
Pall Corp.	5,604	562,586
Parker-Hannifin Corp.	7,938	942,876
Pentair PLC (United Kingdom)(a)	9,946	625,504
Snap-on, Inc.	3,242	476,768
Stanley Black & Decker, Inc.	8,188	780,808
Xylem, Inc.	9,300	325,686

		14,394,657

Media 3.3%
Cablevision Systems Corp. (Class A Stock)(a)	9,700	177,510
CBS Corp. (Class B Stock)	25,576	1,550,673
Comcast Corp. (Class A Stock)	136,685	7,718,602
DIRECTV*(a)	27,200	2,314,720
Discovery Communications, Inc. (Class A Stock)*(a)	7,400	227,624

See Notes to Financial Statements.

Prudential Stock Index Fund	19

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
Discovery Communications, Inc. (Class C Stock)*	13,900	$409,702
Gannett Co., Inc.	11,589	429,720
Interpublic Group of Cos., Inc. (The)	20,088	444,347
News Corp. (Class A Stock)*	24,375	390,244
Omnicom Group, Inc.(a)	13,034	1,016,391
Scripps Networks Interactive, Inc. (Class A Stock)(a)	5,200	356,512
Time Warner Cable, Inc.	15,081	2,260,340
Time Warner, Inc.	44,774	3,780,716
Twenty-First Century Fox, Inc. (Class A Stock)	98,400	3,329,856
Viacom, Inc. (Class B Stock)	19,476	1,330,211
Walt Disney Co. (The)	83,713	8,780,657

		34,517,825

Metals & Mining 0.3%
Alcoa, Inc.	65,444	845,537
Allegheny Technologies, Inc.	5,218	156,592
Freeport-McMoRan, Inc.	54,192	1,026,938
Newmont Mining Corp.	24,997	542,685
Nucor Corp.	16,712	794,321

		3,366,073

Multi-Utilities 1.1%
Ameren Corp.	12,469	526,192
CenterPoint Energy, Inc.	22,179	452,673
CMS Energy Corp.	14,300	499,213
Consolidated Edison, Inc.	15,751	960,811
Dominion Resources, Inc.	31,304	2,218,515
DTE Energy Co.	9,287	749,368
Integrys Energy Group, Inc.	4,108	295,858
NiSource, Inc.	16,900	746,304
PG&E Corp.	26,153	1,387,940
Public Service Enterprise Group, Inc.	26,894	1,127,396
SCANA Corp.	7,200	395,928
Sempra Energy	12,198	1,329,826
TECO Energy, Inc.	10,800	209,520
Wisconsin Energy Corp.	11,500	569,250

		11,468,794

Multiline Retail 0.8%
Dollar General Corp.*	16,000	1,206,080

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multiline Retail (cont’d.)
Dollar Tree, Inc.*	10,800	$876,366
Family Dollar Stores, Inc.	5,000	396,200
Kohl’s Corp.	11,000	860,750
Macy’s, Inc.(a)	18,282	1,186,684
Nordstrom, Inc.	7,300	586,336
Target Corp.	34,182	2,805,317

		7,917,733

Oil, Gas & Consumable Fuels 6.4%
Anadarko Petroleum Corp.	27,136	2,247,132
Apache Corp.	20,348	1,227,595
Cabot Oil & Gas Corp.	20,800	614,224
Chesapeake Energy Corp.(a)	26,100	369,576
Chevron Corp.	100,792	10,581,144
Cimarex Energy Co.	4,900	563,941
ConocoPhillips	65,557	4,081,579
CONSOL Energy, Inc.	11,200	312,368
Devon Energy Corp.	20,800	1,254,448
EOG Resources, Inc.	29,300	2,686,517
EQT Corp.	7,900	654,673
Exxon Mobil Corp.	225,052	19,129,420
Hess Corp.	13,334	904,979
Kinder Morgan, Inc.	90,180	3,792,971
Marathon Oil Corp.	35,778	934,163
Marathon Petroleum Corp.	14,989	1,534,724
Murphy Oil Corp.	8,600	400,760
Newfield Exploration Co.*	8,500	298,265
Noble Energy, Inc.	20,500	1,002,450
Occidental Petroleum Corp.	40,976	2,991,248
ONEOK, Inc.	11,100	535,464
Phillips 66	29,228	2,297,321
Pioneer Natural Resources Co.	8,000	1,308,080
QEP Resources, Inc.	9,200	191,820
Range Resources Corp.	8,400	437,136
Southwestern Energy Co.*(a)	18,800	435,972
Spectra Energy Corp.	35,284	1,276,222
Tesoro Corp.	6,800	620,772
Valero Energy Corp.	27,700	1,762,274
Williams Cos., Inc. (The)	35,692	1,805,658

		66,252,896

See Notes to Financial Statements.

Prudential Stock Index Fund	21

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Paper & Forest Products 0.1%
International Paper Co.	22,284	$1,236,539

Personal Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,300	1,022,868

Pharmaceuticals 6.0%
AbbVie, Inc.	84,574	4,950,962
Actavis PLC*	20,875	6,212,817
Bristol-Myers Squibb Co.	88,979	5,739,146
Eli Lilly & Co.	52,497	3,813,907
Endo International PLC*(a)	8,800	789,360
Hospira, Inc.*	9,307	817,527
Johnson & Johnson	149,069	14,996,341
Mallinckrodt PLC*	6,300	797,895
Merck & Co., Inc.	151,333	8,698,621
Mylan NV*	19,900	1,181,065
Perrigo Co. PLC	7,700	1,274,735
Pfizer, Inc.	329,823	11,474,542
Zoetis, Inc.	26,300	1,217,427

		61,964,345

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	1,900	243,884
Equifax, Inc.	6,530	607,290
Nielsen NV	16,500	735,405
Robert Half International, Inc.	6,900	417,588

		2,004,167

Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.	22,300	2,099,545
Apartment Investment & Management Co. (Class A Stock)	8,180	321,965
AvalonBay Communities, Inc.	7,111	1,239,092
Boston Properties, Inc.	8,400	1,180,032
Crown Castle International Corp.	17,800	1,469,212
Equity Residential	19,600	1,526,056
Essex Property Trust, Inc.	3,400	781,660
General Growth Properties, Inc.	33,300	984,015
HCP, Inc.	24,000	1,037,040
Health Care REIT, Inc.	18,300	1,415,688
Host Hotels & Resorts, Inc.	39,036	787,746

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc.	9,805	$357,686
Kimco Realty Corp.(a)	20,700	555,795
Macerich Co. (The)	7,400	624,042
Plum Creek Timber Co., Inc.	8,800	382,360
Prologis, Inc.	26,937	1,173,376
Public Storage	7,700	1,517,978
Simon Property Group, Inc.	16,589	3,245,472
SL Green Realty Corp.	4,600	590,548
Ventas, Inc.	17,333	1,265,656
Vornado Realty Trust	9,384	1,051,008
Weyerhaeuser Co.	27,359	906,951

		24,512,923

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	14,600	565,166

Road & Rail 0.9%
CSX Corp.	52,218	1,729,460
Kansas City Southern	6,200	632,896
Norfolk Southern Corp.(a)	16,711	1,719,896
Ryder System, Inc.	2,821	267,685
Union Pacific Corp.	47,216	5,113,965

		9,463,902

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	15,300	656,523
Analog Devices, Inc.	16,500	1,039,500
Applied Materials, Inc.	62,888	1,418,753
Avago Technologies Ltd. (Singapore)	14,000	1,777,720
Broadcom Corp. (Class A Stock)	29,200	1,264,214
First Solar, Inc.*	3,800	227,202
Intel Corp.	255,788	7,998,491
KLA-Tencor Corp.	8,420	490,802
Lam Research Corp.	8,862	622,422
Linear Technology Corp.	12,700	594,360
Microchip Technology, Inc.	10,700	523,230
Micron Technology, Inc.*(a)	57,616	1,563,122
NVIDIA Corp.(a)	26,800	560,790
Skyworks Solutions, Inc.	10,300	1,012,387
Texas Instruments, Inc.	56,052	3,205,334
Xilinx, Inc.	13,500	571,050

		23,525,900

See Notes to Financial Statements.

Prudential Stock Index Fund	23

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software 3.4%
Adobe Systems, Inc.*	25,240	$1,866,246
Autodesk, Inc.*	12,120	710,717
CA, Inc.	17,158	559,522
Citrix Systems, Inc.*	8,200	523,734
Electronic Arts, Inc.*	16,400	964,566
Intuit, Inc.	15,500	1,502,880
Microsoft Corp.	439,312	17,860,229
Oracle Corp.	171,640	7,406,266
Red Hat, Inc.*	10,400	787,800
salesforce.com, inc.*	31,400	2,097,834
Symantec Corp.	35,017	818,172

		35,097,966

Specialty Retail 2.3%
AutoNation, Inc.*	3,923	252,367
AutoZone, Inc.*	1,790	1,221,066
Bed Bath & Beyond, Inc.*	10,500	806,138
Best Buy Co., Inc.	15,800	597,082
CarMax, Inc.*	11,700	807,417
GameStop Corp. (Class A Stock)(a)	5,600	212,576
Gap, Inc. (The)	13,713	594,184
Home Depot, Inc. (The)	69,984	7,950,882
L. Brands, Inc.	13,222	1,246,702
Lowe’s Cos., Inc.	52,296	3,890,300
O’Reilly Automotive, Inc.*	5,400	1,167,696
Ross Stores, Inc.	11,200	1,180,032
Staples, Inc.	33,925	552,469
Tiffany & Co.	5,900	519,259
TJX Cos., Inc. (The)	36,564	2,561,308
Tractor Supply Co.	7,200	612,432
Urban Outfitters, Inc.*	5,300	241,945

		24,413,855

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	311,938	38,814,446
EMC Corp.	106,604	2,724,798
Hewlett-Packard Co.	98,102	3,056,858
NetApp, Inc.	16,300	577,998
SanDisk Corp.	11,800	750,716
Seagate Technology PLC(a)	17,200	894,916

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.	11,600	$1,055,716

		47,875,448

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.(a)	14,000	580,020
Fossil Group, Inc.*(a)	2,500	206,125
Hanesbrands, Inc.	20,200	676,902
Michael Kors Holdings Ltd.*	10,900	716,675
NIKE, Inc. (Class B Stock)	37,052	3,717,427
PVH Corp.	4,600	490,176
Ralph Lauren Corp.	3,300	433,950
Under Armour, Inc. (Class A Stock)*(a)	8,800	710,600
VF Corp.	18,736	1,411,008

		8,942,883

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	22,600	236,848
People’s United Financial, Inc.(a)	15,000	228,000

		464,848

Tobacco 1.3%
Altria Group, Inc.	105,679	5,286,064
Lorillard, Inc.	19,480	1,273,018
Philip Morris International, Inc.	82,479	6,213,143
Reynolds American, Inc.	16,500	1,137,015

		13,909,240

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	14,000	580,090
United Rentals, Inc.*(a)	5,400	492,264
W.W. Grainger, Inc.(a)	3,474	819,204

		1,891,558

TOTAL COMMON STOCKS (cost $358,239,010)		979,391,495

See Notes to Financial Statements.

Prudential Stock Index Fund	25

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
EXCHANGE TRADED FUND 0.6%
iShares Core S&P 500 ETF (cost $6,766,407)	32,400	$6,733,692

TOTAL LONG-TERM INVESTMENTS (cost $365,005,417)		986,125,187

SHORT-TERM INVESTMENTS 6.5%

AFFILIATED MONEY MARKET MUTUAL FUND 6.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $65,728,419; includes $23,697,962 of cash collateral for securities on loan)(Note 3)(c)(d)	65,728,419	65,728,419

	Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bill, 0.152%, 09/17/15 (cost $1,998,592)(e)(f)	2,000	1,999,062

TOTAL SHORT-TERM INVESTMENTS (cost $67,727,011)		67,727,481

TOTAL INVESTMENTS 101.4% (cost $432,732,428; Note 5)		1,053,852,668
Liabilities in excess of other assets(g) (1.4)%		(15,015,374)

NET ASSETS 100.0%		$1,038,837,294

The following abbreviation is used in the portfolio descriptions:

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,063,559; cash collateral of $23,697,962 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

See Notes to Financial Statements.

26

(g)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
112	S&P 500 E-Mini	Jun. 2015	$11,520,286	$11,540,480	$20,194
50	S&P 500 Index	Jun. 2015	25,806,160	25,760,000	(46,160)

					$(25,966)

(1)	A U.S. Treasury Obligation with a market value of $1,999,062 has been segregated with UBS AG to cover requirements for open contracts at March 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,100,734	$—	$—
Air Freight & Logistics	7,001,650	—	—
Airlines	5,577,588	—	—
Auto Components	4,169,889	—	—
Automobiles	6,751,643	—	—
Banks	56,266,781	—	—
Beverages	21,043,031	—	—

See Notes to Financial Statements.

Prudential Stock Index Fund	27

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Biotechnology	$29,922,716	$—	$—
Building Products	812,077	—	—
Capital Markets	22,050,331	—	—
Chemicals	23,453,037	—	—
Commercial Services & Supplies	4,379,568	—	—
Communications Equipment	15,776,334	—	—
Construction & Engineering	1,069,353	—	—
Construction Materials	1,084,950	—	—
Consumer Finance	7,873,605	—	—
Containers & Packaging	1,904,371	—	—
Distributors	764,065	—	—
Diversified Consumer Services	436,793	—	—
Diversified Financial Services	20,329,567	—	—
Diversified Telecommunication Services	22,195,704	—	—
Electric Utilities	16,717,952	—	—
Electrical Equipment	5,317,262	—	—
Electronic Equipment, Instruments & Components	4,267,821	—	—
Energy Equipment & Services	12,279,809	—	—
Food & Staples Retailing	24,912,249	—	—
Food Products	16,418,211	—	—
Gas Utilities	319,250	—	—
Health Care Equipment & Supplies	21,462,068	—	—
Health Care Providers & Services	27,627,652	—	—
Health Care Technology	1,172,160	—	—
Hotels, Restaurants & Leisure	16,997,093	—	—
Household Durables	4,448,795	—	—
Household Products	17,960,003	—	—
Independent Power & Renewable Electricity Producers	875,410	—	—
Industrial Conglomerates	22,674,661	—	—
Insurance	26,419,760	—	—
Internet & Catalog Retail	13,154,634	—	—
Internet Software & Services	33,413,850	—	—
IT Services	32,871,812	—	—
Leisure Products	765,278	—	—
Life Sciences Tools & Services	4,542,392	—	—
Machinery	14,394,657	—	—
Media	34,517,825	—	—
Metals & Mining	3,366,073	—	—
Multi-Utilities	11,468,794	—	—
Multiline Retail	7,917,733	—	—
Oil, Gas & Consumable Fuels	66,252,896	—	—
Paper & Forest Products	1,236,539	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Common Stocks (continued)
Personal Products	$1,022,868	$—	$—
Pharmaceuticals	61,964,345	—	—
Professional Services	2,004,167	—	—
Real Estate Investment Trusts (REITs)	24,512,923	—	—
Real Estate Management & Development	565,166	—	—
Road & Rail	9,463,902	—	—
Semiconductors & Semiconductor Equipment	23,525,900	—	—
Software	35,097,966	—	—
Specialty Retail	24,413,855	—	—
Technology Hardware, Storage & Peripherals	47,875,448	—	—
Textiles, Apparel & Luxury Goods	8,942,883	—	—
Thrifts & Mortgage Finance	464,848	—	—
Tobacco	13,909,240	—	—
Trading Companies & Distributors	1,891,558	—	—
Exchange Traded Fund	6,733,692	—	—
Affiliated Money Market Mutual Fund	65,728,419	—	—
U.S. Treasury Obligation	—	1,999,062	—
Other Financial Instruments*
Futures Contracts	(25,966)	—	—

Total	$1,051,827,640	$1,999,062	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

Oil, Gas & Consumable Fuels	6.4%
Affiliated Money Market Mutual Fund (including 2.3% of collateral for securities on loan)	6.3
Pharmaceuticals	6.0
Banks	5.4
Technology Hardware, Storage & Peripherals	4.6
Software	3.4
Media	3.3
Internet Software & Services	3.2
IT Services	3.2
Biotechnology	2.9
Health Care Providers & Services	2.7
Aerospace & Defense	2.6
Insurance	2.5
Food & Staples Retailing	2.4%
Real Estate Investment Trusts (REITs)	2.4
Specialty Retail	2.3
Semiconductors & Semiconductor Equipment	2.3
Chemicals	2.3
Industrial Conglomerates	2.2
Diversified Telecommunication Services	2.1
Capital Markets	2.1
Health Care Equipment & Supplies	2.1
Beverages	2.0
Diversified Financial Services	2.0
Household Products	1.7
Hotels, Restaurants & Leisure	1.6
Electric Utilities	1.6

See Notes to Financial Statements.

Prudential Stock Index Fund	29

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Food Products	1.6%
Communications Equipment	1.5
Machinery	1.4
Tobacco	1.3
Internet & Catalog Retail	1.3
Energy Equipment & Services	1.2
Multi-Utilities	1.1
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.9
Multiline Retail	0.8
Consumer Finance	0.8
Air Freight & Logistics	0.7
Automobiles	0.6
Exchange Traded Fund	0.6
Airlines	0.5
Electrical Equipment	0.5
Life Sciences Tools & Services	0.4
Household Durables	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.4%
Metals & Mining	0.3
Professional Services	0.2
U.S. Treasury Obligation	0.2
Containers & Packaging	0.2
Trading Companies & Distributors	0.2
Paper & Forest Products	0.1
Health Care Technology	0.1
Construction Materials	0.1
Construction & Engineering	0.1
Personal Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Building Products	0.1
Leisure Products	0.1
Distributors	0.1
Real Estate Management & Development	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker— variation margin futures	$25,966	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

30

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,738,184

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$140,835

For the six months ended March 31, 2015, the Fund’s average value at trade date for futures long positions was $34,427,544.

See Notes to Financial Statements.

Prudential Stock Index Fund	31

Statement of Assets and Liabilities

as of March 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $23,063,559:
Unaffiliated Investments (cost $366,155,113)	$986,156,654
Affiliated Investments (cost $66,577,315)	67,696,014
Receivable for Fund shares sold	15,063,387
Dividends receivable	1,226,001
Prepaid expenses	4,001

Total assets	1,070,146,057

Liabilities
Payable to broker for collateral for securities on loan	23,697,962
Payable for investments purchased	5,698,677
Payable for Fund shares reacquired	1,241,088
Due to broker—variation margin futures	264,180
Accrued expenses	125,289
Affiliated transfer agent fee payable	98,894
Distribution fee payable	95,062
Management fee payable	68,828
Payable to custodian	18,783

Total liabilities	31,308,763

Net Assets	$1,038,837,294

Net assets were comprised of:
Shares of beneficial interest, at par	$23,738
Paid-in capital in excess of par	405,223,543

405,247,281
Undistributed net investment income	7,077,902
Accumulated net realized gain on investment transactions	5,417,837
Net unrealized appreciation on investments	621,094,274

Net assets, March 31, 2015	$1,038,837,294

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share ($215,168,569 ÷ 4,924,539 shares of beneficial interest issued and outstanding)	$43.69
Maximum sales charge (3.25% of offering price)	1.47

Maximum offering price to public	$45.16

Class C
Net asset value, offering price and redemption price per share
($47,519,820 ÷ 1,093,359 shares of beneficial interest issued and outstanding)	$43.46

Class I
Net asset value, offering price and redemption price per share
($317,076,533 ÷ 7,239,192 shares of beneficial interest issued and outstanding)	$43.80

Class Z
Net asset value, offering price and redemption price per share
($459,072,372 ÷ 10,481,273 shares of beneficial interest issued and outstanding)	$43.80

See Notes to Financial Statements.

Prudential Stock Index Fund	33

Statement of Operations

Six Months Ended March 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,215)	$9,860,265
Affiliated dividend income	54,585
Affiliated income from securities lending, net	34,396
Interest income	482

Total income	9,949,728

Expenses
Management fee	722,575
Distribution fee—Class A	306,426
Distribution fee—Class C	213,945
Custodian and accounting fees	57,000
Transfer agent fee—Class A (including affiliated expense of $61,000)	105,000
Transfer agent fee—Class C (including affiliated expense of $2,000)	6,000
Transfer agent fee—Class I (including affiliated expense of $94,000)	94,000
Transfer agent fee—Class Z (including affiliated expense of $291,000)	291,000
Shareholders’ reports	96,000
Registration fees	40,000
Trustees’ fees	16,000
Legal fees and expenses	14,000
Audit fee	11,000
Insurance expenses	6,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	8,559

Total expenses	1,988,505
Less: Management fee waiver	(337,202)

Net expenses	1,651,303

Net investment income	8,298,425

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	12,536,765
Futures transactions	1,738,184

14,274,949

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated ($182,870))	30,457,981
Futures	140,835

30,598,816

Net gain on investment transactions	44,873,765

Net Increase In Net Assets Resulting From Operations	$53,172,190

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$8,298,425	$14,788,529
Net realized gain on investment transactions	14,274,949	46,273,904
Net change in unrealized appreciation (depreciation) on investments	30,598,816	93,638,094

Net increase in net assets resulting from operations	53,172,190	154,700,527

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,772,211)	(2,095,357)
Class C	(336,055)	(198,743)
Class I	(4,457,273)	(3,431,791)
Class Z	(7,305,498)	(6,202,457)

	(14,871,037)	(11,928,348)

Distributions from net realized gains
Class A	(9,526,261)	(381,468)
Class C	(1,988,380)	(69,520)
Class I	(12,540,604)	(495,263)
Class Z	(21,267,117)	(928,809)

	(45,322,362)	(1,875,060)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	175,007,444	170,437,276
Net asset value of shares issued in reinvestment of dividends and distributions	59,793,539	13,641,211
Cost of shares reacquired	(105,450,207)	(228,878,658)

Net increase (decrease) in net assets from Fund share transactions	129,350,776	(44,800,171)

Total increase	122,329,567	96,096,948

Net Assets:
Beginning of period	916,507,727	820,410,779

End of period(a)	$1,038,837,294	$916,507,727

(a) Includes undistributed net investment income of:	$7,077,902	$13,650,514

See Notes to Financial Statements.

Prudential Stock Index Fund	35

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Prudential Stock Index Fund (the “Fund”). The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are

36

valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Stock Index Fund	37

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates.

38

Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Stock Index Fund	39

Notes to Financial Statements

(Unaudited) continued

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis.

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains are recorded, net of reclaimable amounts, at the time the related income is earned.

40

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .15% of the Fund’s average daily net assets up to and including $1 billion and .10% of such average daily net assets in excess of $1 billion. The Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of the average daily net assets of Fund through January 31, 2016. The effective management fee rate before any waivers and/or expense reimbursement was .15% of the average daily net assets for the six months ended March 31, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .08%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution, (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I and Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $68,701 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Stock Index Fund	41

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that for the six months ended March 31, 2015, it received $15 and $3,157 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholder, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A and C each compensate PMFS for its services as they are incurred.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended March 31, 2015, PIM was compensated approximately $10,300 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2015, were $81,344,279 and $20,093,970, respectively.

42

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of March 31, 2015 were as follows:

Tax Basis	$441,560,822

Appreciation	617,745,285
Depreciation	(5,453,439)

Net Unrealized Appreciation	$612,291,846

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), although they are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% during the first year.

Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value, currently of one series, divided into four classes, designated Class A, Class C, Class I and Class Z. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Prudential Stock Index Fund	43

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2015:
Shares sold	830,549	$36,507,330
Shares issued in reinvestment of dividends and distributions	276,458	12,089,501
Shares reacquired	(660,885)	(29,135,845)

Net increase (decrease) in shares outstanding before conversion	446,122	19,460,986
Shares issued upon conversion from Class Z	141	6,187
Shares reacquired upon conversion into Class I and Class Z	(7,235)	(328,265)

Net increase (decrease) in shares outstanding	439,028	$19,138,908

Year ended September 30, 2014:
Shares sold	1,057,138	$43,682,829
Shares issued in reinvestment of dividends and distributions	61,893	2,421,271
Shares reacquired	(970,302)	(40,179,359)

Net increase (decrease) in shares outstanding before conversion	148,729	5,924,741
Shares issued upon conversion from Class C	593	26,095
Shares reacquired upon conversion into Class Z	(4,578)	(178,608)

Net increase (decrease) in shares outstanding	144,744	$5,772,228

Class C
Six months ended March 31, 2015:
Shares sold	229,544	$10,009,665
Shares issued in reinvestment of dividends and distributions	51,764	2,255,861
Shares reacquired	(75,623)	(3,286,486)

Net increase (decrease) in shares outstanding before conversion	205,685	8,979,040
Shares reacquired upon conversion into Class Z	(232)	(10,218)

Net increase (decrease) in shares outstanding	205,453	$8,968,822

Year ended September 30, 2014:
Shares sold	188,195	$7,775,012
Shares issued in reinvestment of dividends and distributions	6,625	258,525
Shares reacquired	(88,143)	(3,615,900)

Net increase (decrease) in shares outstanding before conversion	106,677	4,417,637
Shares reacquired upon conversion into Class A, Class I and Class Z	(2,466)	(103,367)

Net increase (decrease) in shares outstanding	104,211	$4,314,270

44

Class I	Shares	Amount
Six months ended March 31, 2015:
Shares sold	1,464,497	$64,204,507
Shares issued in reinvestment of dividends and distributions	387,419	16,968,958
Shares reacquired	(408,060)	(17,988,690)

Net increase (decrease) in shares outstanding before conversion	1,443,856	63,184,775
Shares issued upon conversion from Class A	6,201	283,452

Net increase (decrease) in shares outstanding	1,450,057	$63,468,227

Year ended September 30, 2014:
Shares sold	880,960	$36,923,342
Shares issued in reinvestment of dividends and distributions	98,424	3,853,305
Shares reacquired	(1,126,200)	(46,740,710)

Net increase (decrease) in shares outstanding before conversion	(146,816)	(5,964,063)
Shares issued upon conversion from Class C	451	20,041

Net increase (decrease) in shares outstanding	(146,365)	$(5,944,022)

Class Z
Six months ended March 31, 2015:
Shares sold	1,447,507	$64,285,942
Shares issued in reinvestment of dividends and distributions	650,062	28,479,219
Shares reacquired	(1,249,514)	(55,039,186)

Net increase (decrease) in shares outstanding before conversion	848,055	37,725,975
Shares issued upon conversion from Class A and Class C	1,235	55,031
Shares reacquired upon conversion into Class A	(141)	(6,187)

Net increase (decrease) in shares outstanding	849,149	$37,774,819

Year ended September 30, 2014:
Shares sold	1,976,752	$82,056,093
Shares issued in reinvestment of dividends and distributions	181,468	7,108,110
Shares reacquired	(3,332,087)	(138,342,689)

Net increase (decrease) in shares outstanding before conversion	(1,173,867)	(49,178,486)
Shares issued upon conversion from Class A and Class C	5,967	235,839

Net increase (decrease) in shares outstanding	(1,167,900)	$(48,942,647)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Prior to October 9, 2014 the Funds had another SCA that provided a commitment fee of $900 million and the

Prudential Stock Index Fund	45

Notes to Financial Statements

(Unaudited) continued

Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended March 31, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

46

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$43.97		$37.45	$32.09	$25.16	$25.34	$23.48
Income (loss) from investment operations:
Net investment income	.34		.61	.58	.47	.40	.37
Net realized and unrealized gain (loss) on investment transactions	2.16		6.47	5.30	6.90	(.20)	1.88
Total from investment operations	2.50		7.08	5.88	7.37	.20	2.25
Less Dividends and Distributions:
Dividends from net investment income	(.63)		(.47)	(.52)	(.44)	(.38)	(.39)
Distributions from net realized gains	(2.15)		(.09)	-	-	-	-
Total dividends and distributions	(2.78)		(.56)	(.52)	(.44)	(.38)	(.39)
Net asset value, end of period	$43.69		$43.97	$37.45	$32.09	$25.16	$25.34
Total Return(b):	5.67%		19.09%	18.71%	29.60%	.74%	9.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$215,169		$197,250	$162,557	$144,851	$118,691	$114,403
Average net assets (000)	$204,845		$184,199	$153,755	$135,485	$131,565	$104,488
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.53%	(d)	.53%	.54%	.55%	.55%	.56%
Expenses before waivers and/or expense reimbursement	.60%	(d)	.67%	.76%	.77%	.77%	.78%
Net investment income	1.53%	(d)	1.47%	1.69%	1.61%	1.43%	1.50%
Portfolio turnover rate	2%	(e)	4%	3%	4%	5%	5%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	47

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$43.64		$37.18	$31.87	$24.99	$25.18	$23.33
Income (loss) from investment operations:
Net investment income	.20		.35	.36	.29	.23	.21
Net realized and unrealized gain (loss) on investment and transactions	2.13		6.45	5.29	6.86	(.19)	1.87
Total from investment operations	2.33		6.80	5.65	7.15	.04	2.08
Less Dividends and Distributions:
Dividends from net investment income	(.36)		(.25)	(.34)	(.27)	(.23)	(.23)
Distributions from net realized gains	(2.15)		(.09)	-	-	-	-
Total dividends and distributions	(2.51)		(.34)	(.34)	(.27)	(.23)	(.23)
Net asset value, end of period	$43.46		$43.64	$37.18	$31.87	$24.99	$25.18
Total Return(b):	5.33%		18.38%	17.96%	28.78%	.14%	8.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,520		$38,749	$29,139	$23,924	$20,351	$22,615
Average net assets (000)	$42,906		$34,419	$25,730	$23,103	$23,884	$23,196
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.16%	(d)	1.16%	1.16%	1.17%	1.17%	1.19%
Expenses before waivers and/or expense reimbursement	1.23%	(d)	1.30%	1.38%	1.39%	1.39%	1.41%
Net investment income	.91%	(d)	.84%	1.06%	.99%	.81%	.86%
Portfolio turnover rate	2%	(e)	4%	3%	4%	5%	5%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

48

Class I Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$44.14		$37.57	$32.20	$25.25	$25.43	$23.55
Income (loss) from investment operations:
Net investment income	.41		.75	.70	.55	.50	.46
Net realized and unrealized gain (loss) on investment and transactions	2.16		6.51	5.30	6.94	(.21)	1.89
Total from investment operations	2.57		7.26	6.00	7.49	.29	2.35
Less Dividends and Distributions:
Dividends from net investment income	(.76)		(.60)	(.63)	(.54)	(.47)	(.47)
Distributions from net realized gains	(2.15)		(.09)	-	-	-	-
Total dividends and distributions	(2.91)		(.69)	(.63)	(.54)	(.47)	(.47)
Net asset value, end of period	$43.80		$44.14	$37.57	$32.20	$25.25	$25.43
Total Return(b):	5.83%		19.54%	19.09%	30.06%	1.08%	10.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$317,077		$255,507	$222,993	$176,040	$331,595	$322,850
Average net assets (000)	$268,984		$241,829	$193,507	$214,339	$376,719	$321,048
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.20%	(d)	.19%	.19%	.19%	.19%	.20%
Expenses before waivers and/or expense reimbursement	.27%	(d)	.33%	.41%	.41%	.41%	.42%
Net investment income	1.86%	(d)	1.81%	2.03%	2.00%	1.79%	1.85%
Portfolio turnover rate	2%	(e)	4%	3%	4%	5%	5%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Stock Index Fund	49

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$44.12		$37.57	$32.19	$25.25	$25.42	$23.54
Income (loss) from investment operations:
Net investment income	.40		.73	.68	.56	.48	.44
Net realized and unrealized gain (loss) on investment transactions	2.17		6.49	5.31	6.90	(.20)	1.90
Total from investment operations	2.57		7.22	5.99	7.46	.28	2.34
Less Dividends and Distributions:
Dividends from net investment income	(.74)		(.58)	(.61)	(.52)	(.45)	(.46)
Distributions from net realized gains	(2.15)		(.09)	-	-	-	-
Total dividends and distributions	(2.89)		(.67)	(.61)	(.52)	(.45)	(.46)
Net asset value, end of period	$43.80		$44.12	$37.57	$32.19	$25.25	$25.42
Total Return(b):	5.82%		19.42%	19.06%	29.94%	1.06%	10.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$459,072		$425,001	$405,721	$382,510	$336,727	$352,470
Average net assets (000)	$449,344		$424,209	$390,330	$373,819	$381,784	$383,488
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.26%	(d)	.25%	.25%	.25%	.25%	.26%
Expenses before waivers and/or expense reimbursement	.33%	(d)	.39%	.47%	.47%	.47%	.48%
Net investment income	1.80%	(d)	1.75%	1.98%	1.91%	1.73%	1.79%
Portfolio turnover rate	2%	(e)	4%	3%	4%	5%	5%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

50

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 8 which is comprised of the Prudential Stock Index Fund (the Fund), approved the following proposal.

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	7,417,823.501	94.964	35.711
WITHHELD	393,448.229	5.036	1.894

(b) Kevin J. Bannon;
FOR	7,414,858.361	94.926	35.697
WITHHELD	396,413.369	5.074	1.908

(c) Linda W. Bynoe;
FOR	7,415,646.370	94.936	35.701
WITHHELD	395,625.360	5.064	1.904

(d) Keith F. Hartstein;
FOR	7,416,178.765	94.943	35.703
WITHHELD	395,092.965	5.057	1.904

(e) Michael S. Hyland;
FOR	7,414,373.569	94.919	35.695
WITHHELD	396,898.161	5.081	1.910

(f) Stephen P. Munn;
FOR	7,404,786.610	94.797	35.649
WITHHELD	406,485.120	5.203	1.956

(g) James E. Quinn;
FOR	7,416,800.629	94.950	35.706
WITHHELD	394,471.101	5.050	1.899

(h) Richard A. Redeker;
FOR	7,403,841.623	94.785	35.644
WITHHELD	407,430.107	5.215	1.961

(i) Stephen G. Stoneburn;
FOR	7,405,831.382	94.810	35.644
WITHHELD	405,440.348	5.190	1.951

(j) Stuart S. Parker;
FOR	7,416,209.875	94.943	35.704
WITHHELD	395,061.855	5.057	1.901

(k) Scott E. Benjamin; and
FOR	7,415,976.459	94.940	35.702
WITHHELD	395,295.271	5.060	1.903

(l) Grace C. Torres.
FOR	7,421,095.327	95.005	35.727
WITHHELD	390,176.403	4.995	1.878

Prudential Stock Index Fund	51

Results of Proxy Voting

(Unaudited) continued

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, and February 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on February 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	3,717,516.550	47.233	17.897
AGAINST	342,613.650	4.353	1.650
ABSTAIN	255,104.998	3.241	1.228
BROKER NON-VOTE	3,555,488.604	45.173	17.117

TOTAL	7,870,723.802	100.000%	37.892

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	3,559,344.718	45.223	17.136
AGAINST	474,427.757	6.028	2.284
ABSTAIN	281,462.723	3.576	1.355
BROKER NON-VOTE	3,555,488.604	45.173	17.117

TOTAL	7,870,723.802	100.000%	37.892

52

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STOCK INDEX FUND

SHARE CLASS	A	C	I	Z
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX
CUSIP	74441F108	74441F306	74441F405	74441F504

MF174E2    0277419-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 19, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 19, 2015